Cover Page	Dec. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	Masonite International Corporation
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-11796
Entity Tax Identification Number	98-0377314
Entity Address, Address Line One	2771 Rutherford Road
Entity Address, City or Town	Concord
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4K 2N6
Entity Address, Country	CA
City Area Code	800
Local Phone Number	895-2723
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	DOOR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this "8-K/A") amends the Current Report on Form 8-K filed by Masonite International Corporation ("Masonite") on January 3, 2023 (the "Closing 8-K") in order to include the historical financial statements of EPI Holdings, Inc. and its subsidiaries (collectively, "Endura") and the pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Masonite and Endura would have achieved had the companies been combined during the periods presented in the pro forma financial statements and is not intended to project the future results of operations that the combined company may achieve after Masonite’s acquisition of Endura through its wholly-owned subsidiary, Masonite Corporation. Except as described above, all other information in Masonite’s Current Report on Form 8-K filed on January 3, 2023 remains unchanged.
Amendment Flag	true
Entity Central Index Key	0000893691